Business and Geographic Segment Information - Schedule of Geographic Distribution of Revenue (Detail) (Revenues [Member], Geographic Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
North America [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	45.00%	45.00%	46.00%
Europe [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	16.00%	16.00%
Latin America and Caribbean [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	16.00%	15.00%
Africa and Middle East [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	15.00%	16.00%
Asia Pacific [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	8.00%	7.00%